TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carry forward	$4,434	$3,476

Deferred tax asset before valuation allowance	4,434	3,476
Valuation allowance	(4,434)	(3,476)

Net deferred tax asset	$-	$-

Schedule of Unrecognized Tax Benefits
	December 31,	December 31,	December 31,
	2021	2020	2019
Opening balance	220	-	-
Tax positions taken in the current year	-	217	-
Interest	6	3	-
Exchange difference	8	-	-

Closing balance	$234	$220	$-